MINERAL PROPERTIES - Disclosure of detailed information about the mineral property maintenance and exploration costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 28,236	$ 28,679	$ 32,533
Additions	3,967	(443)	(3,854)
Proceeds from water rights sale		1,868	5,685
Exploration and evaluation assets, end of period	32,203	28,236	28,679
Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,472	942	829
Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	38	7	99
Geophysical surveys [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	145	66	386
Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	288	172	130
Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	231	3	5
Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,439
Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	185	167	189
Field support and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	169	68	193
MacArthur, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	18,828	18,504	18,218
Additions	1,689	324	286
Proceeds from water rights sale		0
Exploration and evaluation assets, end of period	20,517	18,828	18,504
MacArthur, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	159	159	159
MacArthur, Nevada [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	22	4	17
MacArthur, Nevada [Member] | Geophysical surveys [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	20	0	0
MacArthur, Nevada [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	276	158	110
MacArthur, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	231	3	0
MacArthur, Nevada [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	892
MacArthur, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	43	0	0
MacArthur, Nevada [Member] | Field support and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	46	0	0
Yerington Pit, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	3,569	5,187	10,578
Additions	227	1,618	5,391
Proceeds from water rights sale		1,868	5,685
Exploration and evaluation assets, end of period	3,796	3,569	5,187
Yerington Pit, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	69	73	90
Yerington Pit, Nevada [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Yerington Pit, Nevada [Member] | Geophysical surveys [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Yerington Pit, Nevada [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	11	0	0
Yerington Pit, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Yerington Pit, Nevada [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Yerington Pit, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	142	167	189
Yerington Pit, Nevada [Member] | Field support and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5	10	15
Bear, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	1,460	1,267	1,012
Additions	256	193	255
Proceeds from water rights sale		0
Exploration and evaluation assets, end of period	1,716	1,460	1,267
Bear, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	193	193	238
Bear, Nevada [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	17
Bear, Nevada [Member] | Geophysical surveys [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	63	0	0
Bear, Nevada [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Bear, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Bear, Nevada [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Bear, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Bear, Nevada [Member] | Field support and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	1,470	1,215	1,105
Additions	355	255	110
Proceeds from water rights sale		0
Exploration and evaluation assets, end of period	1,825	1,470	1,215
Wassuk, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	305	255	110
Wassuk, Nevada [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member] | Geophysical surveys [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	47
Wassuk, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member] | Field support and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3	0	0
Groundhog, Alaska [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	2,522	2,320	1,620
Additions	166	202	700
Exploration and evaluation assets, end of period	2,688	2,522	2,320
Groundhog, Alaska [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	98	61	64
Groundhog, Alaska [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	3	65
Groundhog, Alaska [Member] | Geophysical surveys [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	66	368
Groundhog, Alaska [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1	14	20
Groundhog, Alaska [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	5
Groundhog, Alaska [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Groundhog, Alaska [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Groundhog, Alaska [Member] | Field support and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	67	58	178
Butte Valley [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	387	186	0
Additions	795	201	186
Proceeds from water rights sale		0
Exploration and evaluation assets, end of period	1,182	387	186
Butte Valley [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	247	201	168
Butte Valley [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Butte Valley [Member] | Geophysical surveys [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	47	0	18
Butte Valley [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Butte Valley [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Butte Valley [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	500
Butte Valley [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Butte Valley [Member] | Field support and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1	0	0
Blue Copper [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	0	0	0
Additions	479	0	0
Proceeds from water rights sale		0
Exploration and evaluation assets, end of period	479	0	0
Blue Copper [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	401	0	0
Blue Copper [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	16	0	0
Blue Copper [Member] | Geophysical surveys [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	15	0	0
Blue Copper [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Blue Copper [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Blue Copper [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Blue Copper [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Blue Copper [Member] | Field support and other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 47	$ 0	$ 0